As filed with the Securities and Exchange Commission on November 27, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-00994

RMB Investors Trust
(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor
Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
 (Name and address of agent for service)

(800) 462-2392
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

	RMB Fund
	Portfolio Holdings As of September 30, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 98.4%
	(percentage of net assets)
	COMMUNICATION SERVICES 3.8%
*	Alphabet, Inc. - Class A	3,231	$3,945,504

	CONSUMER DISCRETIONARY 14.0%
*	Booking Holdings, Inc.	1,573	3,087,185
	Home Depot, Inc. (The)	8,500	1,972,170
	Royal Carribean Cruises Ltd.	24,500	2,654,085
*	ServiceMaster Global Holdings, Inc.	36,000	2,012,400
*	Skyline Champion Corp.	97,000	2,918,730
	Vail Resorts, Inc.	8,000	1,820,480
			14,465,050
	CONSUMER STAPLES 1.6%
	Diageo PLC - ADR	10,000	1,635,200

	ENERGY 5.2%
	Chevron Corp.	20,700	2,455,020
	Kinder Morgan, Inc.	142,100	2,928,681
			5,383,701
	FINANCIALS 12.7%
	E*TRADE Financial Corp.	33,000	1,441,770
	MarketAxess Holdings, Inc.	5,000	1,637,500
	Marsh & McLennan Cos., Inc.	19,500	1,950,975
	Morgan Stanley	72,200	3,080,774
*	SVB Financial Group	10,200	2,131,290
	US Bancorp	50,500	2,794,670
			13,036,979
	HEALTH CARE 19.8%
	Amgen, Inc.	14,000	2,709,140
	Becton, Dickinson and Co.	9,100	2,301,936
	Cooper Cos., Inc.	11,600	3,445,200
	Danaher Corp.	21,000	3,033,030
*	Edwards Lifesciences Corp.	17,000	3,738,470
	STERIS PLC	17,164	2,480,026
	UnitedHealth Group, Inc.	12,100	2,629,572
			20,337,374

	INDUSTRIALS 9.1%
*	IHS Markit, Ltd.	55,000	3,678,400
*	Middleby Corp. (The)	25,250	2,951,725
	Raytheon Co.	14,100	2,766,279
			9,396,404
	INFORMATION TECHNOLOGY 24.2%
	Accenture PLC - Class A	12,500	2,404,375
	Alliance Data Systems Corp.	12,014	1,539,354
	Apple, Inc.	15,730	3,523,048
	Microchip Technology, Inc.	27,420	2,547,592
	Microsoft Corp.	38,700	5,380,461
*	PTC, Inc.	35,000	2,386,300
	SS&C Technologies Holdings, Inc.	25,000	1,289,250
	TE Connectivity Ltd.	21,500	2,003,370
	Visa, Inc. - Class A	22,400	3,853,024
			24,926,774
	MATERIALS 2.6%
	Avery Dennison Corp.	23,500	2,668,895

	REAL ESTATE 5.4%
	American Tower Corp.	25,000	5,528,250
	Total Common Stocks (Cost: $67,571,815)		101,324,131

	Short-Term Investments 1.6%
	(percentage of net assets)
	MONEY MARKET FUND 1.6%
	First American Government Obligations Fund - Class X - 1.87% [a]	1,612,481	1,612,481
	Total Short-Term Investments (Cost: $1,612,481)		1,612,481

	Total Investments 100.0% (Cost: $69,184,296)		$102,936,612
	Cash and other assets, less liabilities 0.0%		18,411
	Net Assets 100.0%		$102,955,023

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

	RMB Mendon Financial Services Fund
	Portfolio Holdings As of September 30, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.1%
	(percentage of net assets)
	BANKS 90.7%
	Amalgamated Bank - Class A	500,000	$8,010,000
	Ameris Bancorp [a,b]	812,520	32,695,805
	Banc of California, Inc.	151,096	2,136,497
	Bank7 Corp.	248,582	4,673,342
*	Baycom Corp.	235,847	5,356,085
*	Byline Bancorp, Inc.	636,059	11,372,735
	Carolina Financial Corp.	600,000	21,324,000
*	Carolina Trust Bancshares, Inc.	149,678	1,570,122
	CBTX, Inc.	89,121	2,484,693
	Civista Bancshares, Inc.	90,060	1,957,004
*	CrossFirst Bankshares, Inc.	267,550	3,827,303
*	Equity Bancshares, Inc. - Class A [c]	823,833	22,086,963
*	Esquire Financial Holdings, Inc.	1,565	38,812
	Evans Bancorp, Inc.	90,644	3,390,086
	FB Financial Corp.	1,010,690	37,951,410
	First Bancorp [a,b]	473,928	17,014,015
	First Bancshares, Inc. (The)	466,015	15,052,285
	First Foundation, Inc.	557,969	8,522,977
*	Howard Bancorp, Inc.	728,947	12,166,125
	Independent Bank Group, Inc. [a,b]	229,727	12,085,937
	Investar Holding Corp.	200,000	4,760,000
	KeyCorp	60,000	1,070,400
	Live Oak Bancshares, Inc.	977,030	17,684,243
	Old Line Bancshares, Inc.	462,748	13,424,319
	Origin Bancorp, Inc.	410,717	13,857,592
	Pinnacle Financial Partners, Inc. [a,b]	80,000	4,540,000
*	Seacoast Banking Corp. of Florida	150,000	3,796,500
*	Select Bancorp, Inc.	35,580	412,728
	South Plains Financial, Inc.	224,357	3,657,019
*	Southern First Bancshares, Inc.	146,504	5,838,184
*	Spirit of Texas Bancshares, Inc.	430,637	9,280,227
*	Triumph Bancorp, Inc.	284,639	9,077,138
	Veritex Holdings, Inc.	1,502,674	36,462,385
			347,576,931
	DIVERSIFIED FINANCIALS 3.7%
*	Cowen, Inc. - Class A	132,400	2,037,636
*	Far Point Acquisition Corp. - Unit [d]	1,021,555	10,920,423
	Manning & Napier, Inc.	594,708	1,118,051
			14,076,110

	THRIFTS & MORTGAGE FINANCE 0.7%
	Luther Burbank Corp.	242,063	2,742,574
	Total Common Stocks (Cost: $307,752,105)		364,395,615

	Short-Term Investments 5.2%
	(percentage of net assets)
	MONEY MARKET FUND 5.2%
	First American Government Obligations Fund - Class X - 1.87% [e]	18,610,307	18,610,307
	First American Treasury Obligations Fund - Class X - 1.89% [e]	1,292,374	1,292,374
	Total Short-Term Investments (Cost: $19,902,681)		19,902,681

	Total Investments 100.3% (Cost: $327,654,786)		$384,298,296
	Call option written (0.1)% (Premiums received: $322,734)		(207,178)
	Liabilities, less cash and other assets (0.2)%		(818,132)
	Net Assets 100.0%		$383,272,986

		Number of
		Contracts
	Call Option Written (0.1)%
	(percentage of net assets)
	BANKS (0.1)%
	Ameris Bancorp
	@ 45, Notional Amount: $(6,219,000), due Jan 20	(1,382)	(110,560)
	First Bancorp
	@ 40, Notional Amount: $(2,688,000), due Dec 19	(672)	(16,800)
	Independent Bank Group, Inc.
	@ 60, Notional Amount: $(1,122,000), due Jan 20	(187)	(9,818)
	Pinnacle Financial Partners, Inc.
	@ 60, Notional Amount: $(4,800,000), due Nov 19	(800)	(70,000)
			(207,178)
	Total Call Option Written (Premiums received $322,734)		(207,178)

*	Indicates securities that do not produce income.
a	Securities or partial securities on which call/put options were written.
b	Securty or partial security segregated as collateral for written options. The Funds
	are required to establish a margin account with the broker lending the written options.
	The aggregate market value of collateral posted was $13,497,455. The Fund is obligated to pay the
	counterparty any interest due on written options. Such interests are recorded as an expense to the Fund.
c	Considered an affiliated company of the fund as the fund owns 5% or more of the
	outstanding voting securities of such company.
d	Each unit issued consists of one share of the Company's Class A common stock and
	one-third of one warrant.
e	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

	RMB Mendon Financial Long/Short Fund
	Portfolio Holdings As of September 30, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 89.0%
	(percentage of net assets)
	BANKS 75.7%
	Amalgamated Bank - Class A [a]	142,630	$2,284,933
	Ameris Bancorp [a,b]	208,968	8,408,872
	Banc of California, Inc.	30,218	427,283
	Bank of America Corp. [a,b]	200,000	5,834,000
	Bank7 Corp.	59,746	1,123,225
*	Baycom Corp.	2,400	54,504
	Business First Bancshares, Inc.	1,000	24,400
*	Byline Bancorp, Inc.	48,162	861,137
*	CrossFirst Bankshares, Inc.	86,550	1,238,098
*	Equity Bancshares, Inc. - Class A [a]	90,699	2,431,640
*	Esquire Financial Holdings, Inc.	372	9,226
	FB Financial Corp. [a]	241,144	9,054,957
	IBERIABANK Corp. [b]	40,000	3,021,600
	Independent Bank Group, Inc. [b]	74,968	3,944,067
	Live Oak Bancshares, Inc. [a]	338,687	6,130,235
	Origin Bancorp, Inc. [a]	132,092	4,456,784
	Pinnacle Financial Partners, Inc. [b]	74,700	4,239,225
	Reliant Bancorp, Inc.	4,278	102,586
*	Seacoast Banking Corp. of Florida	86,227	2,182,405
	Sterling Bancorp [b]	100,000	2,006,000
*	Triumph Bancorp, Inc. [a]	76,179	2,429,348
	United Community Banks, Inc.	68,241	1,934,632
	Veritex Holdings, Inc. [a]	293,469	7,121,025
			69,320,182
	DIVERSIFIED FINANCIALS 13.3%
*	Cowen, Inc. - Class A	55,101	848,004
*	Far Point Acquisition Corp. - Unit [c]	337,150	3,604,133
	Manning & Napier, Inc.	259,170	487,240
	Morgan Stanley [b]	50,000	2,133,500
*	Oportun Financial Corp.	136,725	2,217,679
	Silvercrest Asset Management Group, Inc. - Class A [a]	193,023	2,374,183
	Victory Capital Holdings, Inc. - Class A	35,000	538,300
			12,203,039
	Total Common Stocks (Cost: $71,768,979)		81,523,221

	Number of
	Contracts
Put Option Long 1.3%
(percentage of net assets)
BANKS 0.1%
JPMorgan Chase & Co.
@ 115, Notional Amount: $1,380,000, due Oct 19	120	17,340
PNC Financial Services Group, Inc. (The)
@ 136, Notional Amount: $1,632,000, due Oct 19	120	23,880
US Bancorp
@ 55, Notional Amount: $1,320,000, due Oct 19	240	6,960
Wells Fargo & Co.
@ 50, Notional Amount: $1,200,000, due Oct 19	240	12,000
@ 50.5, Notional Amount: $1,212,000, due Oct 19	240	17,040
		77,220
DIVERSIFIED FINANCIALS 0.2%
Bank of New York Mellon Corp.
@ 43, Notional Amount: $1,032,000, due Oct 19	240	4,680
@ 43.5, Notional Amount: $522,000, due Oct 19	120	3,480
Blackstone Group, Inc. (The) - Class A
@ 46, Notional Amount: $1,656,000, due Oct 19	360	28,080
@ 47, Notional Amount: $1,128,000, due Oct 19	240	12,960
@ 48, Notional Amount: $1,152,000, due Oct 19	240	17,640
@ 49, Notional Amount: $1,176,000, due Oct 19	240	27,600
Charles Schwab Corp. (The)
@ 40, Notional Amount: $960,000, due Oct 19	240	6,000
KKR & Co., Inc.
@ 26.5, Notional Amount: $954,000, due Oct 19	360	18,720
@ 27, Notional Amount: $648,000, due Oct 19	240	17,400
TD Ameritrade Holding Corp.
@ 43.5, Notional Amount: $1,044,000, due Oct 19	240	4,200
@ 44.5, Notional Amount: $534,000, due Oct 19	120	3,300
		144,060
EXCHANGE TRADED FUNDS 1.0%
Financial Select Sector SPDR Fund
@ 26, Notional Amount: $7,800,000, due Sep 19	3,000	–
@ 27.5, Notional Amount: $1,650,000, due Oct 19	600	14,700
@ 28, Notional Amount: $3,360,000, due Nov 19	1,200	65,400
iShares iBoxx High Yield Corporate Bond ETF
@ 84, Notional Amount: $3,024,000, due Oct 19	360	2,160
@ 86, Notional Amount: $1,032,000, due Oct 19	120	2,400
iShares MSCI Emerging Markets Index Fund
@ 40, Notional Amount: $2,400,000, due Nov 19	600	31,200
@ 40.5, Notional Amount: $972,000, due Oct 19	240	9,720

iShares Russell 2000 ETF
@ 146, Notional Amount: $8,760,000, due Sep 19	600	–
@ 149, Notional Amount: $5,364,000, due Oct 19	360	67,680
@ 149, Notional Amount: $17,880,000, due Oct 19	1,200	176,400
SPDR S&P 500 ETF Trust
@ 285, Notional Amount: $10,260,000, due Oct 19	360	36,900
@ 288, Notional Amount: $10,368,000, due Oct 19	360	49,860
@ 290, Notional Amount: $10,440,000, due Oct 19	360	95,040
@ 291, Notional Amount: $20,952,000, due Oct 19	720	134,280
SPDR S&P Bank ETF
@ 41, Notional Amount: $2,460,000, due Oct 19	600	–
@ 42, Notional Amount: $2,520,000, due Oct 19	600	–
SPDR S&P Regional Banking ETF
@ 52, Notional Amount: $9,360,000, due Oct 19	1,800	118,800
@ 52.5, Notional Amount: $3,150,000, due Nov 19	600	139,500
		944,040
INSURANCE 0.0%
Allstate Corp. (The)
@ 95, Notional Amount: $1,140,000, due Oct 19	120	1,440
American International Group, Inc.
@ 56, Notional Amount: $1,008,000, due Oct 19	180	11,970
Chubb Ltd.
@ 150, Notional Amount: $900,000, due Oct 19	60	1,950
Progressive Corp. (The)
@ 72.5, Notional Amount: $870,000, due Oct 19	120	5,100
@ 75, Notional Amount: $900,000, due Oct 19	120	10,500
		30,960
Total Put Option Long (Cost $2,038,935)		1,196,280

	Number of
	Shares
Short-Term Investments 5.9%
(percentage of net assets)
MONEY MARKET FUND 5.9%
First American Government Obligations Fund - Class X - 1.87% [d]	2,680,703	2,680,703
First American Treasury Obligations Fund - Class X - 1.89% [d]	2,680,702	2,680,702
Total Short-Term Investments (Cost: $5,361,405)		5,361,405

Total Investments 96.2% (Cost: $79,169,319)		$88,080,906
Short Sales (17.2)% (Proceeds: $14,589,071)		(15,757,141)
Call option written (0.6)% (Premiums received: $587,885)		(512,057)
Put option written (1.7)% (Premiums received: $2,233,825)		(1,544,913)
Cash and other assets, less liabilities 23.3%		21,342,502
Net Assets 100.0%		$91,609,297

	Short Sales (17.2)%
	(percentage of net assets)
	Common Stocks (17.2)%
	BANKS (12.0)%
	BOK Financial Corp. [b]	(9,176)	(726,280)
	Cathay General Bancorp [b]	(24,816)	(861,984)
	Citizens Financial Group, Inc.	(3,775)	(133,522)
	Commerce Bancshares, Inc. [b]	(14,200)	(861,230)
	Cullen/Frost Bankers, Inc. [b]	(5,500)	(487,025)
	Fulton Financial Corp.	(48,066)	(777,708)
	German American Bancorp, Inc.	(3,144)	(100,765)
	Glacier Bancorp, Inc. [b]	(22,605)	(914,598)
	Heartland Financial USA, Inc.	(8,584)	(384,048)
	National Bank Holdings Corp. - Class A	(2,800)	(95,732)
	Old National Bancorp	(36,528)	(628,464)
	Pacific Premier Bancorp, Inc.	(31,106)	(970,196)
	Prosperity Bancshares, Inc. [b]	(3,496)	(246,923)
	Simmons First National Corp. - Class A	(5,380)	(133,962)
	South State Corp. [b]	(22,200)	(1,671,660)
	Trustmark Corp. [b]	(41,080)	(1,401,239)
	Valley National Bancorp	(49,965)	(543,120)
			(10,938,456)
	DIVERSIFIED FINANCIALS (3.8)%
	Charles Schwab Corp. (The)	(1,665)	(69,647)
*	Credit Acceptance Corp.	(5,489)	(2,532,131)
	FactSet Research Systems, Inc. [b]	(3,663)	(889,999)
			(3,491,777)
	INSURANCE (0.4)%
	Cincinnati Financial Corp.	(3,268)	(381,277)

	THRIFTS & MORTGAGE FINANCE (1.0)%
	Walker & Dunlop, Inc.	(2,702)	(151,123)
	Washington Federal, Inc. [b]	(21,479)	(794,508)
			(945,631)
	Total Short Sales (Proceeds: $14,589,071)		(15,757,141)

		Number of
		Contracts
	Call Option Written (0.6)%
	(percentage of net assets)
	BANKS (0.5)%
	Ameris Bancorp
	@ 45, Notional Amount: $(2,781,000), due Jan 20	(618)	(49,440)
	Bank of America Corp.
	@ 31, Notional Amount: $(3,100,000), due Jan 20	(1,000)	(83,500)
	@ 32, Notional Amount: $(3,200,000), due Feb 20	(1,000)	(76,000)

IBERIABANK Corp.
@ 75, Notional Amount: $(1,500,000), due Feb 20	(200)	(111,000)
@ 80, Notional Amount: $(1,600,000), due Feb 20	(200)	(65,000)
Independent Bank Group, Inc.
@ 60, Notional Amount: $(972,000), due Jan 20	(162)	(8,505)
Pinnacle Financial Partners, Inc.
@ 60, Notional Amount: $(4,482,000), due Nov 19	(747)	(65,362)
Sterling Bancorp
@ 22.5, Notional Amount: $(1,125,000), due Feb 20	(500)	(25,000)
		(483,807)
DIVERSIFIED FINANCIALS (0.1)%
Morgan Stanley
@ 48, Notional Amount: $(2,400,000), due Jan 20	(500)	(28,250)
Total Call Option Written (Premiums received $587,885)		(512,057)

Put Option Written (1.7)%
(percentage of net assets)
BANKS (1.2)%
BankUnited, Inc.
@ 30, Notional Amount: $(2,250,000), due Feb 20	(750)	(65,625)
BOK Financial Corp.
@ 70, Notional Amount: $(266,000), due Mar 20	(38)	(9,025)
@ 75, Notional Amount: $(285,000), due Dec 19	(38)	(8,360)
Cadence Bancorp
@ 17.5, Notional Amount: $(505,750), due Dec 19	(289)	(33,957)
Cathay General Bancorp
@ 30, Notional Amount: $(390,000), due Feb 20	(130)	(8,450)
Commerce Bancshares, Inc.
@ 50, Notional Amount: $(165,000), due Nov 19	(33)	(495)
@ 55, Notional Amount: $(599,500), due Feb 20	(109)	(13,080)
Cullen/Frost Bankers, Inc.
@ 85, Notional Amount: $(187,000), due Oct 19	(22)	(1,705)
@ 90, Notional Amount: $(297,000), due Jan 20	(33)	(19,140)
First Horizon National Corp.
@ 13, Notional Amount: $(2,600,000), due Feb 20	(2,000)	(40,000)
Glacier Bancorp, Inc.
@ 35, Notional Amount: $(413,000), due Oct 19	(118)	–
IBERIABANK Corp.
@ 60, Notional Amount: $(900,000), due Feb 20	(150)	(12,000)
@ 65, Notional Amount: $(975,000), due Feb 20	(150)	(23,625)
JPMorgan Chase & Co.
@ 110, Notional Amount: $(1,320,000), due Oct 19	(120)	(6,360)
KeyCorp
@ 13, Notional Amount: $(1,950,000), due Dec 19	(1,500)	(8,250)
@ 14, Notional Amount: $(2,100,000), due Dec 19	(1,500)	(17,250)
M&T Bank Corp.
@ 155, Notional Amount: $(372,000), due Jan 20	(24)	(17,160)

PNC Financial Services Group, Inc. (The)
@ 129, Notional Amount: $(1,548,000), due Oct 19	(120)	(7,980)
Prosperity Bancshares, Inc.
@ 55, Notional Amount: $(4,675,000), due Dec 19	(850)	(72,250)
Renasant Corp.
@ 35, Notional Amount: $(2,625,000), due Dec 19	(750)	(125,625)
South State Corp.
@ 65, Notional Amount: $(721,500), due Dec 19	(111)	(8,325)
@ 70, Notional Amount: $(777,000), due Dec 19	(111)	(16,928)
Sterling Bancorp
@ 17.5, Notional Amount: $(875,000), due Feb 20	(500)	(26,250)
Synovus Financial Corp.
@ 29, Notional Amount: $(2,175,000), due Feb 20	(750)	(58,125)
@ 31, Notional Amount: $(2,325,000), due Nov 19	(750)	(22,500)
TCF Financial Corp.
@ 17.5, Notional Amount: $(2,292,500), due Jan 20	(1,310)	(75,325)
@ 20, Notional Amount: $(1,000,000), due Jan 20	(500)	(76,250)
Trustmark Corp.
@ 30, Notional Amount: $(354,000), due Nov 19	(118)	(2,655)
@ 30, Notional Amount: $(354,000), due Feb 20	(118)	(7,375)
Wintrust Financial Corp.
@ 65, Notional Amount: $(5,200,000), due Dec 19	(800)	(280,000)
		(1,064,070)
DIVERSIFIED FINANCIALS (0.2)%
Blackstone Group, Inc. (The) - Class A
@ 42, Notional Amount: $(1,512,000), due Oct 19	(360)	(8,280)
E*TRADE Financial Corp.
@ 37, Notional Amount: $(2,405,000), due Jan 20	(650)	(43,225)
@ 40, Notional Amount: $(2,000,000), due Jan 20	(500)	(64,500)
FactSet Research Systems, Inc.
@ 230, Notional Amount: $(828,000), due Dec 19	(36)	(26,100)
Morgan Stanley
@ 40, Notional Amount: $(2,400,000), due Jan 20	(600)	(87,600)
		(229,705)
EXCHANGE TRADED FUNDS (0.2)%
Financial Select Sector SPDR Fund
@ 26.5, Notional Amount: $(1,590,000), due Oct 19	(600)	(6,600)
iShares iBoxx High Yield Corporate Bond ETF
@ 77, Notional Amount: $(2,772,000), due Oct 19	(360)	–
@ 82, Notional Amount: $(984,000), due Oct 19	(120)	(180)
iShares MSCI Emerging Markets Index Fund
@ 37, Notional Amount: $(2,220,000), due Nov 19	(600)	(6,000)
@ 38.5, Notional Amount: $(924,000), due Oct 19	(240)	(2,520)

	iShares Russell 2000 ETF
	@ 135, Notional Amount: $(16,200,000), due Sep 19	(1,200)	–
	@ 136, Notional Amount: $(4,896,000), due Oct 19	(360)	(4,140)
	@ 139, Notional Amount: $(5,004,000), due Oct 19	(360)	(13,680)
	@ 140, Notional Amount: $(16,800,000), due Oct 19	(1,200)	(30,600)
	SPDR S&P 500 ETF Trust
	@ 270, Notional Amount: $(9,720,000), due Oct 19	(360)	(20,160)
	@ 275, Notional Amount: $(49,500,000), due Oct 19	(1,800)	(65,700)
	SPDR S&P Regional Banking ETF
	@ 46, Notional Amount: $(8,280,000), due Oct 19	(1,800)	–
	@ 46.5, Notional Amount: $(2,790,000), due Nov 19	(600)	–
			(149,580)
	INSURANCE (0.1)%
	Chubb Ltd.
	@ 140, Notional Amount: $(840,000), due Oct 19	(60)	(1,200)
	Prudential Financial, Inc.
	@ 77.5, Notional Amount: $(4,650,000), due Jan 20	(600)	(98,100)
			(99,300)
	THRIFTS & MORTGAGE FINANCE (0.0)%
	Washington Federal, Inc.
	@ 30, Notional Amount: $(387,000), due Jan 20	(129)	(2,258)
	Total Put Option Written (Premiums received $2,233,825)		(1,544,913)

*	Indicates securities that do not produce income.
a	Securty or partial security segregated as collateral for securities sold short. The Funds
	are required to establish a margin account with the broker lending the security sold short.
	While the short sale is outstanding, the broker retains the proceeds of the short sale and the
	fund must maintain a deposit with the broker consisting of cash and securities having a
	value equal to a specified percentage of the value of the securities sold short. The aggregate
	market value of collateral posted was $30,931,500. The fund is obligated to pay the
	counterparty any dividends or interest due on securities sold short. Such dividends and
	interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written.
c	Each unit issued consists of one share of the Company's Class A common stock and
	one-third of one warrant.
d	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB International Fund
Portfolio Holdings As of September 30, 2019 (Unaudited)

	Number of
	Shares	Value
Common Stocks 95.9%
(percentage of net assets)
BELGIUM 2.0%
Solvay S.A.	37,205	$3,851,748

BERMUDA 3.0%
Hiscox Ltd.	287,201	5,860,781

CANADA 2.5%
Open Text Corp.	119,335	4,867,618

FINLAND 2.9%
Sampo OYJ - Class A	140,795	5,594,127

FRANCE 8.1%
Atos SE	53,453	3,762,535
Safran S.A.	26,136	4,115,137
Schneider Electric SE	45,252	3,956,944
Vinci S.A.	36,304	3,910,647
		15,745,263
GERMANY 3.0%
BASF SE	85,233	5,959,348

HONG KONG 1.5%
Link REIT	257,500	2,840,448

IRELAND 7.1%
Glanbia PLC	333,590	4,145,014
Kerry Group PLC - Class A	58,975	6,893,388
Smurfit Kappa Group PLC	96,296	2,863,452
		13,901,854
JAPAN 30.8%
Daiichi Sankyo Co. Ltd.	60,600	3,829,278
Japan Hotel REIT Investment Corp.	5,174	3,860,031
Kao Corp.	81,500	6,045,421
Keyence Corp.	6,420	3,996,168
MS&AD Insurance Group Holdings, Inc.	147,300	4,787,862
Nippon Telegraph & Telephone Corp.	59,585	2,850,768
ORIX Corp.	257,600	3,853,438
Recruit Holdings Co. Ltd.	130,300	3,981,121
SoftBank Group Corp.	45,129	1,780,810
Sony Corp.	100,500	5,940,371

Sushiro Global Holdings Ltd.	46,100	3,103,467
Takuma Co. Ltd.	420,700	4,786,774
Toyota Motor Corp.	85,779	5,760,939
TV Asahi Holdings Corp.	355,868	5,617,874
		60,194,322
NETHERLANDS 5.7%
ING Groep N.V .	391,314	4,087,966
Royal Dutch Shell PLC - Class B	236,602	6,992,842
		11,080,808
SPAIN 5.0%
Bankinter S.A.	776,263	4,898,466
Grifols S.A.	165,096	4,866,735
		9,765,201
SWEDEN 3.4%
Alfa Laval AB	206,812	4,079,182
Thule Group AB	139,281	2,636,154
		6,715,336
SWITZERLAND 8.0%
Lonza Group AG	14,358	4,858,905
Novartis AG	79,258	6,878,563
STMicroelectronics N.V.	205,129	3,969,627
		15,707,095
UNITED KINGDOM 12.9%
Compass Group PLC	276,154	7,106,158
Diageo PLC	144,253	5,892,751
Intertek Group PLC	57,661	3,881,272
Rentokil Initial PLC	1,436,711	8,260,235
		25,140,416
Total Common Stocks (Cost $191,731,276)		187,224,365

Short-Term Investments 3.5%
(percentage of net assets)

MONEY MARKET FUND 3.5%
First American Government Obligations Fund - Class X - 1.87% [a]	6,827,463	6,827,463
Total Short-Term Investments (Cost $6,827,463)		6,827,463

Total Investments 99.4% (Cost $198,558,739)		$194,051,828
Cash and other assets, less liabilities 0.6%		1,197,554
Net Assets 100.0%		$195,249,382

a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB Japan Fund
Portfolio Holdings As of September 30, 2019 (Unaudited)

	Number of Shares	Value
Common Stocks 95.1%
(percentage of net assets)
JAPAN 95.1%
COMSYS Holdings Corp.	73,500	$2,089,587
Daiichi Sankyo Co. Ltd.	14,700	928,884
Hitachi Ltd.	43,380	1,624,590
Horiba Ltd.	34,000	1,978,188
Hoya Corp.	8,200	671,604
Isuzu Motors Ltd.	58,600	649,136
ITOCHU Corp.	48,000	994,254
Japan Hotel REIT Investment Corp.	2,209	1,648,011
Kao Corp.	17,000	1,261,008
Keyence Corp.	4,800	2,987,790
Kubota Corp.	81,500	1,239,508
Mitsubishi UFJ Financial Group, Inc.	326,407	1,662,346
MS&AD Insurance Group Holdings, Inc.	57,570	1,871,264
Murata Manufacturing Co. Ltd.	45,300	2,195,579
Nidec Corp.	16,300	2,207,371
Nippon Telegraph & Telephone Corp.	20,300	971,227
Nishimoto Co. Ltd.	36,821	1,177,552
Nomura Real Estate Holdings, Inc.	90,400	1,959,657
OPT Holding, Inc.	82,900	1,261,962
Oracle Corp. Japan	15,000	1,307,643
ORIX Corp.	125,639	1,879,434
OSG Corp.	63,600	1,323,912
Otsuka Holdings Co. Ltd.	30,900	1,160,760
Recruit Holdings Co. Ltd.	62,800	1,918,760
Shimano, Inc.	13,200	1,994,572
Shin-Etsu Chemical Co. Ltd.	18,859	2,029,426
Shionogi & Co. Ltd.	34,000	1,895,604
SMC Corp.	5,700	2,450,021
SoftBank Group Corp.	27,702	1,093,133
Sony Corp.	35,628	2,105,906
Sumitomo Bakelite Co. Ltd.	36,206	1,426,595
Suntory Beverage & Food Ltd.	53,100	2,273,310
Sushiro Global Holdings Ltd.	25,500	1,716,669
Takuma Co. Ltd.	165,028	1,877,708
Toei Co. Ltd.	8,700	1,235,929
Tokyu Corp.	35,270	663,477
Toyota Motor Corp.	43,000	2,887,890
TS Tech Co. Ltd.	44,600	1,364,150
TV Asahi Holdings Corp.	120,410	1,900,840
		63,885,257
Total Common Stocks (Cost $60,455,333)		63,885,257

Short-Term Investments 4.2%
(percentage of net assets)
MONEY MARKET FUND 4.2%
First American Government Obligations Fund - Class X - 1.87% [a]	2,795,265	2,795,265
Total Short-Term Investments (Cost $2,795,265)		2,795,265

Total Investments 99.3% (Cost $63,250,598)		$66,680,522
Cash and other assets, less liabilities 0.7%		485,787
Net Assets 100.0%		$67,166,309

a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

	RMB Small Cap Fund
	Portfolio Holdings As of September 30, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 94.8%
	(percentage of net assets)
	AEROSPACE & DEFENSE 3.3%
	Curtiss-Wright Corp.	13,569	$1,755,422
*	Teledyne Technologies, Inc.	6,363	2,048,822
			3,804,244
	AUTO COMPONENTS 2.3%
*	Fox Factory Holding Corp.	11,628	723,727
*	Visteon Corp.	23,236	1,917,899
			2,641,626
	BANKS 12.0%
	Columbia Banking System, Inc.	27,458	1,013,200
	CVB Financial Corp.	106,691	2,226,641
	Investors Bancorp, Inc.	205,344	2,332,708
	PacWest Bancorp	42,160	1,532,095
*	Seacoast Banking Corp. of Florida	83,156	2,104,678
	TriCo Bancshares	76,040	2,760,252
	Webster Financial Corp.	38,892	1,822,868
			13,792,442
	BIOTECHNOLOGY 4.0%
*	Allogene Therapeutics, Inc.	20,243	551,723
*	Bluebird Bio, Inc.	5,493	504,367
*	CareDx, Inc.	16,286	368,226
*	Iovance Biotherapeutics, Inc.	22,693	413,013
*	Repligen Corp.	23,748	1,821,234
*	Ultragenyx Pharmaceutical, Inc.	12,860	550,151
*	Veracyte, Inc.	15,832	379,968
			4,588,682
	CAPITAL MARKETS 1.3%
	Stifel Financial Corp.	25,415	1,458,313

	COMMERCIAL SERVICES & SUPPLIES 2.4%
	Brink's Co. (The)	19,911	1,651,617
	US Ecology, Inc.	17,665	1,129,500
			2,781,117
	CONSTRUCTION & ENGINEERING 0.7%
	Valmont Industries, Inc.	6,184	856,113

	CONTAINERS & PACKAGING 1.7%
	AptarGroup, Inc.	16,395	1,941,988

	DISTRIBUTORS 2.2%
	Pool Corp.	12,685	2,558,564

	DIVERSIFIED CONSUMER SERVICES 4.1%
*	Bright Horizons Family Solutions, Inc.	22,768	3,472,120
*	Grand Canyon Education, Inc.	12,932	1,269,922
			4,742,042
	ELECTRICAL EQUIPMENT 1.4%
	EnerSys, Inc.	24,384	1,607,881

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
	Littelfuse, Inc.	4,852	860,308

	EQUITY REAL ESTATE INVESTMENT 8.4%
	Acadia Realty Trust	79,542	2,273,310
	CatchMark Timber Trust, Inc. - Class A	178,728	1,907,028
	EastGroup Properties, Inc.	22,473	2,809,574
	Equity Commonwealth	79,454	2,721,300
			9,711,212
	FOOD PRODUCTS 1.4%
	J&J Snack Foods Corp.	8,344	1,602,048

	GAS UTILITIES 1.1%
	Chesapeake Utilities Corp.	12,919	1,231,439

	HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
*	Neogen Corp.	25,282	1,721,957
	West Pharmaceutical Services, Inc.	28,368	4,023,150
			5,745,107
	HEALTH CARE TECHNOLOGY 2.5%
*	Omnicell, Inc.	21,011	1,518,465
*	Tabula Rasa HealthCare, Inc.	24,789	1,361,908
			2,880,373
	INFORMATION TECHNOLOGY SERVICES 0.5%
	Jack Henry & Associates, Inc.	3,972	579,793

	INSURANCE 5.5%
	American Financial Group, Inc.	33,070	3,566,600
	Argo Group International Holdings Ltd.	39,447	2,770,757
			6,337,357
	LIFE SCIENCES TOOLS & SERVICES 1.1%
*	NeoGenomics, Inc.	68,914	1,317,636

	MACHINERY 6.5%
*	Chart Industries, Inc.	19,896	1,240,715
	ITT, Inc.	31,423	1,922,773
	Kadant, Inc.	17,008	1,493,132
	Lincoln Electric Holdings, Inc.	20,115	1,745,178
*	RBC Bearings, Inc.	6,572	1,090,361
			7,492,159
	METALS & MINING 2.2%
	Carpenter Technology Corp.	49,666	2,565,745

	MORTGAGE REAL ESTATE INVESTMENT 2.0%
	Redwood Trust, Inc.	141,568	2,323,131

	OIL, GAS & CONSUMABLE FUELS 2.0%
*	Centennial Resource Development, Inc. - Class A	169,206	763,965
*	WPX Energy, Inc.	146,590	1,552,388
			2,316,353
	PHARMACEUTICALS 1.7%
*	Catalent, Inc.	39,747	1,894,342

	PROFESSIONAL SERVICES 0.9%
	Exponent, Inc.	14,094	985,171

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
	MKS Instruments, Inc.	18,148	1,674,697
	Monolithic Power Systems, Inc.	10,654	1,658,082
			3,332,779
	SOFTWARE 9.9%
*	CommVault Systems, Inc.	20,303	907,747
*	Digimarc Corp.	26,173	1,023,102
*	Fair Isaac Corp.	6,854	2,080,326
*	Guidewire Software, Inc.	18,291	1,927,506
*	Proofpoint, Inc.	10,574	1,364,575
*	PTC, Inc.	29,187	1,989,970
*	Tyler Technologies, Inc.	7,984	2,095,800
			11,389,026
	SPECIALTY RETAIL 1.5%
	Monro, Inc.	22,247	1,757,735

	TEXTILES, APPAREL & LUXURY GOODS 3.5%
	Columbia Sportswear Co.	23,869	2,312,667
	Wolverine World Wide, Inc.	61,929	1,750,114
			4,062,781
	Total Common Stocks (Cost: $77,879,247)		109,157,507

	Short-Term Investments 6.8%
	(percentage of net assets)
	MONEY MARKET FUND 6.8%
	First American Government Obligations Fund - Class X - 1.87% [a]	5,726,277	5,726,277
	First American Treasury Obligations Fund - Class X - 1.89% [a]	2,101,337	2,101,337
			7,827,614
	Total Short-Term Investments (Cost: $7,827,614)		7,827,614

	Total Investments 101.6% (Cost: $85,706,861)		$116,985,121
	Liabilities, less cash and other assets (1.6)%		(1,891,844)
	Net Assets 100.0%		$115,093,277

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

	RMB SMID Cap Fund
	Portfolio Holdings As of September 30, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 110.1%
	(percentage of net assets)
	AEROSPACE & DEFENSE 3.9%
	HEICO Corp.	20,393	$2,546,678
*	Teledyne Technologies, Inc.	11,102	3,574,733
			6,121,411
	AUTO COMPONENTS 1.1%
*	Visteon Corp.	21,034	1,736,146

	BANKS 8.2%
	Cullen/Frost Bankers, Inc.	23,110	2,046,390
	First Republic Bank	34,585	3,344,370
	Pinnacle Financial Partners, Inc.	40,017	2,270,965
*	SVB Financial Group	9,935	2,075,918
	Webster Financial Corp.	64,988	3,045,988
			12,783,631
	BIOTECHNOLOGY 4.7%
*	Bluebird Bio, Inc.	7,599	697,740
*	Exact Sciences Corp.	13,909	1,256,956
*	Ionis Pharmaceuticals, Inc.	11,993	718,501
*	Repligen Corp.	31,964	2,451,319
*	Sage Therapeutics, Inc.	5,702	799,933
*	Seattle Genetics, Inc.	9,274	792,000
*	Ultragenyx Pharmaceutical, Inc.	13,974	597,808
			7,314,257
	CAPITAL MARKETS 2.4%
	MarketAxess Holdings, Inc.	6,970	2,282,675
	Stifel Financial Corp.	24,923	1,430,082
			3,712,757
	CHEMICALS 1.9%
	RPM International, Inc.	42,605	2,931,650

	COMMERCIAL SERVICES & SUPPLIES 4.7%
	Brink's Co. (The)	29,533	2,449,762
*	Copart, Inc.	61,327	4,926,398
			7,376,160
	CONSTRUCTION MATERIALS 2.1%
	Eagle Materials, Inc.	36,997	3,330,100

	CONTAINERS & PACKAGING 1.9%
	Avery Dennison Corp.	25,557	2,902,509

	DIVERSIFIED CONSUMER SERVICES 4.3%
*	Bright Horizons Family Solutions, Inc.	35,822	5,462,855
*	ServiceMaster Global Holdings, Inc.	22,600	1,263,340
			6,726,195
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.3%
	FLIR Systems, Inc.	53,363	2,806,360
	Littelfuse, Inc.	10,560	1,872,393
*	Trimble, Inc.	54,560	2,117,474
			6,796,227
	EQUITY REAL ESTATE INVESTMENT 11.0%
	Acadia Realty Trust	99,977	2,857,343
	Alexandria Real Estate Equities, Inc.	22,279	3,431,857
	CyrusOne, Inc.	46,250	3,658,375
	EastGroup Properties, Inc.	21,708	2,713,934
	Equity Commonwealth	132,682	4,544,359
			17,205,868
	GAS UTILITIES 1.7%
	UGI Corp.	52,075	2,617,810

	HEALTH CARE EQUIPMENT & SUPPLIES 7.5%
*	ABIOMED, Inc.	7,908	1,406,754
*	IDEXX Laboratories, Inc.	8,639	2,349,204
	Teleflex, Inc.	6,800	2,310,300
	West Pharmaceutical Services, Inc.	39,316	5,575,795
			11,642,053
	HEALTH CARE TECHNOLOGY 1.2%
*	Tabula Rasa HealthCare, Inc.	35,385	1,944,052

	HOTELS, RESTAURANTS & LEISURE 2.4%
	Vail Resorts, Inc.	16,457	3,744,955

	HOUSEHOLD DURABLES 1.3%
*	NVR, Inc.	537	1,996,217

	INDUSTRIAL CONGLOMERATES 2.2%
	Carlisle Cos., Inc.	23,264	3,385,843

	INFORMATION TECHNOLOGY SERVICES 2.4%
	Jack Henry & Associates, Inc.	25,745	3,757,998

	INSURANCE 6.2%
	American Financial Group, Inc.	48,392	5,219,077
*	Markel Corp.	3,802	4,493,584
			9,712,661
	LIFE SCIENCES TOOLS & SERVICES 1.0%
	Bio-Techne Corp.	8,044	1,573,969

	MACHINERY 5.4%
	Graco, Inc.	54,541	2,511,067
	IDEX Corp.	19,828	3,249,413
	ITT, Inc.	43,311	2,650,200
			8,410,680
	METALS & MINING 1.5%
	Steel Dynamics, Inc.	78,598	2,342,220

	MORTGAGE REAL ESTATE INVESTMENT 2.2%
	Redwood Trust, Inc.	207,855	3,410,901

	MULTI-UTILITIES 2.0%
	CMS Energy Corp.	49,054	3,137,003

	OIL, GAS & CONSUMABLE FUELS 3.2%
	Diamondback Energy, Inc.	28,197	2,535,192
*	WPX Energy, Inc.	230,654	2,442,626
			4,977,818

	PHARMACEUTICALS 1.5%
*	Catalent, Inc.	47,983	2,286,870

	ROAD & RAIL 1.8%
	Old Dominion Freight Line, Inc.	16,437	2,793,797

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
	MKS Instruments, Inc.	28,556	2,635,148
	Monolithic Power Systems, Inc.	17,109	2,662,673
			5,297,821
	SOFTWARE 10.0%
*	CommVault Systems, Inc.	25,077	1,121,193
*	Digimarc Corp.	35,763	1,397,976
*	Fair Isaac Corp.	11,322	3,436,453
*	Guidewire Software, Inc.	19,833	2,090,001
*	Proofpoint, Inc.	15,035	1,940,267
*	PTC, Inc.	39,974	2,725,427
*	Tyler Technologies, Inc.	10,930	2,869,125
			15,580,442
	TEXTILES, APPAREL & LUXURY GOODS 2.7%
	Columbia Sportswear Co.	24,409	2,364,988
	Wolverine World Wide, Inc.	64,782	1,830,739
			4,195,727
	Total Common Stocks (Cost: $110,254,644)		171,745,748

	Short-Term Investments 5.8%
	(percentage of net assets)

	MONEY MARKET FUND 5.8%
	First American Government Obligations Fund - Class X - 1.87% [a]	8,992,792	8,992,792
	First American Treasury Obligations Fund - Class X - 1.89% [a]	114,694	114,694
			9,107,486
	Total Short-Term Investments (Cost: $9,107,486)		9,107,486

	Total Investments 115.9% (Cost: $119,362,130)		$180,853,234
	Liabilities, less cash and other assets (15.9)%		(24,839,866)
	Net Assets 100.0%		$156,013,368

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB Dividend Growth Fund
Portfolio Holdings As of September 30, 2019 (Unaudited)

	Number of
	Shares	Value
Common Stocks 95.9%
(percentage of net assets)
AEROSPACE & DEFENSE 3.8%
Raytheon Co.	7,000	$1,373,330

BANKS 4.4%
Citigroup, Inc.	10,911	753,732
U.S. Bancorp	14,840	821,245
		1,574,977
BEVERAGES 3.3%
Diageo PLC - ADR	7,250	1,185,520

BIOTECHNOLOGY 2.2%
Amgen, Inc.	4,058	785,264

CAPITAL MARKETS 6.7%
CME Group, Inc.	6,010	1,270,153
Morgan Stanley	26,373	1,125,336
		2,395,489
CHEMICALS 2.6%
Ecolab, Inc.	4,763	943,265

COMMERCIAL SERVICES & SUPPLIES 2.8%
Ritchie Bros Auctioneers, Inc.	25,217	1,006,158

COMMUNICATIONS EQUIPMENT 2.2%
Cisco Systems, Inc.	16,155	798,219

CONTAINERS & PACKAGING 2.6%
Avery Dennison Corp.	8,309	943,653

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 5.9%
Amphenol Corp. - Class A	10,897	1,051,561
CDW Corp.	8,670	1,068,491
		2,120,052
EQUITY REAL ESTATE INVESTMENT 4.3%
American Tower Corp.	6,924	1,531,104

HEALTH CARE EQUIPMENT & SUPPLIES 6.7%
Becton, Dickinson & Co.	4,505	1,139,585
Danaher Corp.	8,734	1,261,451
		2,401,036
HEALTH CARE PROVIDERS & SERVICES 3.1%
UnitedHealth Group, Inc.	5,123	1,113,330

HOTELS, RESTAURANTS & LEISURE 5.8%
Starbucks Corp.	13,835	1,223,291
Vail Resorts, Inc.	3,747	852,667
		2,075,958

INFORMATION TECHNOLOGY SERVICES 8.9%
Accenture PLC - Class A	6,333	1,218,153
Jack Henry & Associates, Inc.	6,525	952,454
Visa, Inc. - Class A	5,880	1,011,419
		3,182,026
INSURANCE 2.6%
American Financial Group, Inc.	8,776	946,492

MACHINERY 2.9%
Illinois Tool Works, Inc.	6,698	1,048,170

OIL, GAS & CONSUMABLE FUELS 1.3%
EOG Resources, Inc.	5,982	443,984

PHARMACEUTICALS 4.0%
Johnson & Johnson	11,074	1,432,754

ROAD & RAIL 3.4%
Union Pacific Corp.	7,560	1,224,569

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
Analog Devices, Inc.	7,090	792,166

SOFTWARE 6.2%
Microsoft Corp.	16,040	2,230,041

SPECIALTY RETAIL 3.9%
Home Depot, Inc. (The)	6,064	1,406,969

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 4.1%
Apple, Inc.	6,620	1,482,681
Total Common Stocks (Cost: $24,386,065)		34,437,207

Short-Term Investments 4.1%
(percentage of net assets)
MONEY MARKET FUND 4.1%
First American Government Obligations Fund - Class X - 1.87% [a]	1,483,601	1,483,601
Total Short-Term Investments (Cost: $1,483,601)		1,483,601

Total Investments 100.0% (Cost: $25,869,666)		$35,920,808
Cash and other assets, less liabilities 0.0%		9,763
Net Assets 100.0%		$35,930,571

ADR	American Depositary Receipt
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Foreign Equity Securities Traded on Foreign Exchanges. The market value shall be the last reported sale price in the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary exchange.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2019	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock*	$101,324,131	$-	$-	$101,324,131
Short-Term Investments	1,612,481	-	-	1,612,481
Total Investments in Securities	$102,936,612	$-	$-	$102,936,612

RMB Mendon Financial Services Fund
Assets
Common Stock*	$364,395,615	$-	$-	$364,395,615
Short-Term Investments	19,902,681	-	-	19,902,681
Total	$384,298,296	$-	$-	$384,298,296
Liabilities
Written Options*	-	(207,178)	-	(207,178)
Total Investments in Securities	$384,298,296	$(207,178)	$-	$384,091,118

RMB Mendon Financial Long/Short Fund
Assets
Common Stock*	$81,523,221	$-	$-	$81,523,221
Options - Long*	90,960	1,105,320	-	1,196,280
Short-Term Investments	5,361,405	-	-	5,361,405
Total	$86,975,586	$1,105,320	$-	$88,080,906
Liabilities
Short Sales - Common Stock*	(15,757,141)	-	-	(15,757,141)
Written Options*	(14,280)	(2,042,690)	-	(2,056,970)
Total Investments in Securities	$71,204,165	$(937,370)	$-	$70,266,795

RMB International Fund
Assets
Common Stock*(a)	$9,012,632	$178,211,733	$-	$187,224,365
Short-Term Investments	6,827,463	-	-	6,827,463
Total Investments in Securities	$15,840,095	$178,211,733	$-	$194,051,828

RMB Japan Fund
Assets
Common Stock*(a)	$-	$63,885,257	$-	$63,885,257
Short-Term Investments	2,795,265	-	-	2,795,265
Total Investments in Securities	$2,795,265	$63,885,257	$-	$66,680,522

RMB Small Cap Fund
Assets
Common Stock*	$109,157,507	$-	$-	$109,157,507
Short-Term Investments	7,827,614	-	-	7,827,614
Total Investments in Securities	$116,985,121	$-	$-	$116,985,121

RMB SMID Cap Fund
Assets
Common Stock*	$171,745,748	$-	$-	$171,745,748
Short-Term Investments	9,107,486	-	-	9,107,486
Total Investments in Securities	$180,853,234	$-	$-	$180,853,234

RMB Dividend Growth Fund
Assets
Common Stock*	$34,437,207	$-	$-	$34,437,207
Short-Term Investments	1,483,601	-	-	1,483,601
Total Investments in Securities	$35,920,808	$-	$-	$35,920,808

*	Refer to each Fund's respective Portfolio Holdings for the breakdown of major categories
(a)	Certain securities moved to Level 2 classification when to systematic fair valuation was used.
For each Fund listed below, the aggregate market value of the common stock labeled as
Level 2 consists of the market value the common stock labeled as Level 2 in the following countries.

	RMB
	International	RMB Japan
	Fund	Fund
Belgium	$3,851,748	$-
Bermuda	5,860,781	-
Finland	5,594,127	-
France	15,745,263	-
Germany	5,959,348	-
Hong Kong	2,840,448	-
Ireland	9,756,840	-
Japan	60,194,322	63,885,257
Netherlands	11,080,808	-
Spain	9,765,201	-
Sweden	6,715,336	-
Switzerland	15,707,095	-
United Kingdom	25,140,416	-
Total	$178,211,733	$63,885,257

During the period ended September 30, 2019, RMB Mendon Financial Services Fund owned shares of the following affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

RMB Mendon Financial Services Fund

Affiliate	Value at 12/31/18	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 9/30/19	Dividend Income
Equity Bancshares, Inc. - Class A [1]	$25,989,155	$4,090,761	$1,603,873	$(262,664)	$(6,126,416)	$22,086,963	$-
FB Financial Corp. [2]	53,825,426	1,454,896	20,709,463	(1,885,228)	5,265,779	37,951,410	321,302
Manning & Napier, Inc. [2]	1,848,970	-	1,016,517	(1,820,656)	2,106,254	1,118,051	44,799
Veritex Holdings, Inc. [2]	29,571,063	12,076,647	10,100,937	(1,680,045)	6,595,657	36,462,385	663,970
Totals	$111,234,614	$17,622,304	$33,430,790	$(5,648,593)	$7,841,274	$97,618,809	$1,030,071

Affiliate	Shares at 12/31/18	Purchases	Sales	Shares at 9/30/19
Equity Bancshares, Inc. - Class A [1]	737,281	134,187	47,635	823,833
FB Financial Corp. [2]	1,536,991	41,888	568,189	1,010,690
Manning & Napier, Inc. [2]	1,050,551	-	455,843	594,708
Veritex Holdings, Inc. [2]	1,383,118	512,313	392,757	1,502,674
Totals	4,707,941	688,388	1,464,424	3,931,905

1 As of December 31, 2018, the company was not an affiliate.
2 As of September 30, 2019, the company is no longer an affiliate.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMB Investors Trust

By /s/ Walter H. Clark
Walter H. Clark, President

Date        November 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter H. Clark
Walter H. Clark, President

Date        November 19, 2019

By /s/ Maher Harb
Maher Harb, Chief Financial Officer and Treasurer

Date      November 18, 2019